DERIVATIVE LIABILITIES (Detail) - Schedule of Changes in Derivative Liability (USD $)	3 Months Ended	24 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Liability	$ 496,827	$ 0
Loss on Derivative Liability	217,526	159,789
Settlement to APIC from Conversion	(86,275)	(49,795)
Additions to Liability for Convertible Debt	43,713	386,833
Derivative Liability	$ 671,791	$ 496,827